Share-based payment - Restricted shares agreement (RSU) (Details) R$ / shares in Units, R$ in Thousands										6 Months Ended		12 Months Ended
	Sep. 04, 2024 shares $ / shares	Jul. 17, 2024 shares $ / shares	Jul. 01, 2024 shares $ / shares	Jun. 04, 2024 shares $ / shares	Apr. 26, 2024 shares $ / shares	Apr. 01, 2024 shares $ / shares	Feb. 01, 2024 shares $ / shares	Nov. 01, 2023 shares $ / shares	Jun. 01, 2023 shares $ / shares	Dec. 31, 2024 shares	Jun. 30, 2024 shares	Dec. 31, 2024 BRL (R$) shares	Dec. 31, 2023 BRL (R$) shares	Dec. 31, 2023 shares	Dec. 31, 2023 shares	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 shares	Dec. 31, 2022	Nov. 01, 2023 R$ / shares shares	Jun. 01, 2023 R$ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per vesting								25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%				25.00%	25.00%
Fair value of share | R$ / shares																			R$ 22,990	R$ 14,150
Remaining term of the vesting period								4 years	3 years 6 months										4 years	3 years 6 months
Vesting								4 years	4 years
Total number shares granted								15,000	2,140,500	130,000	1,985,000	0		2,155,500	50,000,000		643,500,000	2,903,500,000
Number of shares not vested yet								15,000	1,586,625				1,601,625	1,601,625	1,601,625				15,000	1,586,625
Employee benefits expense | R$												R$ 937,761	R$ 790,739			R$ 733,605
RSU vested											48,750		106,000	106,000	106,000
RSUs exercised										2500000.00%	46875000.00%	2500000.00%	107475000.00%	107475000.00%	107475000.00%
employee benefits
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments by employees benefits | R$												R$ 30,219	R$ 12,198
RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per vesting	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%										25.00%	25.00%
Fair value of share | $ / shares	$ 40.39	$ 36.47	$ 33.07	$ 30.35	$ 26.27	$ 29.11	$ 25.22	$ 22.99	$ 14.15
Remaining term of the vesting period	3 years	4 years	3 years	4 years	3 years	4 years	4 years	4 years	3 years 6 months										4 years	3 years 6 months
Vesting	3 years	4 years	3 years	4 years	4 years	4 years	4 years	4 years	4 years
Total number shares granted	50,000	30,000	50,000	60,000	1,795,000	120,000	10,000	15,000	2,140,500			4,270,500
Number of shares not vested yet	37,500	30,000	37,500	60,000	1,305,000	95,000	7,500	11,250	963,500	2,547,250		2,547,250							11,250	963,500